SCHEDULE III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation
Encumbrances	$ 917,532
Initial Cost
Land	628,456
Buildings and Improvements	2,908,264
Cost Capitalized Subsequent to Construction or Acquisition
Land	31,352
Buildings and Improvements	1,156,858
Gross Amounts At Which Carried At Close of Period
Land	659,808
Buildings and Improvements	4,065,122
Total	4,724,930	4,600,914	4,596,784	4,180,544
Accumulated Depreciation	1,920,476	1,781,073	1,664,253	1,546,670
Malls | Anderson Mall, Anderson, SC
Real Estate and Accumulated Depreciation
Encumbrances	20,398
Initial Cost
Land	1,712
Buildings and Improvements	15,227
Cost Capitalized Subsequent to Construction or Acquisition
Land	851
Buildings and Improvements	20,893
Gross Amounts At Which Carried At Close of Period
Land	2,563
Buildings and Improvements	36,120
Total	38,683
Accumulated Depreciation	18,074
Malls | Bowie Town Center, Bowie (Washington, D.C.), MD
Initial Cost
Land	2,479
Buildings and Improvements	60,322
Cost Capitalized Subsequent to Construction or Acquisition
Land	235
Buildings and Improvements	10,976
Gross Amounts At Which Carried At Close of Period
Land	2,714
Buildings and Improvements	71,298
Total	74,012
Accumulated Depreciation	29,485
Malls | Boynton Beach Mall, Boynton Beach (Miami), FL
Initial Cost
Land	22,240
Buildings and Improvements	78,804
Cost Capitalized Subsequent to Construction or Acquisition
Land	4,666
Buildings and Improvements	27,315
Gross Amounts At Which Carried At Close of Period
Land	26,906
Buildings and Improvements	106,119
Total	133,025
Accumulated Depreciation	53,062
Malls | Brunswick Square, East Brunswick (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances	76,672
Initial Cost
Land	8,436
Buildings and Improvements	55,838
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	30,694
Gross Amounts At Which Carried At Close of Period
Land	8,436
Buildings and Improvements	86,532
Total	94,968
Accumulated Depreciation	44,430
Malls | Charlottesville Fashion Square, Charlottesville, VA
Initial Cost
Buildings and Improvements	54,738
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	17,948
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	72,686
Total	72,686
Accumulated Depreciation	32,683
Malls | Chautauqua Mall, Lakewood, NY
Initial Cost
Land	3,116
Buildings and Improvements	9,641
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	16,435
Gross Amounts At Which Carried At Close of Period
Land	3,116
Buildings and Improvements	26,076
Total	29,192
Accumulated Depreciation	14,185
Malls | Chesapeake Square, Chesapeake (Virginia Beach), VA
Real Estate and Accumulated Depreciation
Encumbrances	65,242
Initial Cost
Land	11,534
Buildings and Improvements	70,461
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	19,489
Gross Amounts At Which Carried At Close of Period
Land	11,534
Buildings and Improvements	89,950
Total	101,484
Accumulated Depreciation	53,113
Malls | Cottonwood Mall, Albuquerque, NM
Initial Cost
Land	10,122
Buildings and Improvements	69,958
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	7,542
Gross Amounts At Which Carried At Close of Period
Land	10,122
Buildings and Improvements	77,500
Total	87,622
Accumulated Depreciation	42,020
Malls | Edison Mall, Fort Myers, FL
Initial Cost
Land	11,529
Buildings and Improvements	107,350
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	31,772
Gross Amounts At Which Carried At Close of Period
Land	11,529
Buildings and Improvements	139,122
Total	150,651
Accumulated Depreciation	61,499
Malls | Forest Mall, Fond Du Lac, WI
Initial Cost
Land	721
Buildings and Improvements	4,491
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	8,682
Gross Amounts At Which Carried At Close of Period
Land	721
Buildings and Improvements	13,173
Total	13,894
Accumulated Depreciation	9,167
Malls | Great Lakes Mall, Mentor (Cleveland), OH
Initial Cost
Land	12,302
Buildings and Improvements	100,362
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	30,661
Gross Amounts At Which Carried At Close of Period
Land	12,302
Buildings and Improvements	131,023
Total	143,325
Accumulated Depreciation	57,785
Malls | Gulf View Square, Port Richey (Tampa), FL
Initial Cost
Land	13,690
Buildings and Improvements	39,991
Cost Capitalized Subsequent to Construction or Acquisition
Land	1,688
Buildings and Improvements	19,547
Gross Amounts At Which Carried At Close of Period
Land	15,378
Buildings and Improvements	59,538
Total	74,916
Accumulated Depreciation	30,930
Malls | Irving Mall, Irving (Dallas), TX
Initial Cost
Land	6,737
Buildings and Improvements	17,479
Cost Capitalized Subsequent to Construction or Acquisition
Land	2,533
Buildings and Improvements	43,025
Gross Amounts At Which Carried At Close of Period
Land	9,270
Buildings and Improvements	60,504
Total	69,774
Accumulated Depreciation	37,218
Malls | Jefferson Valley Mall, Yorktown Heights (New York), NY
Initial Cost
Land	4,868
Buildings and Improvements	30,304
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	27,767
Gross Amounts At Which Carried At Close of Period
Land	4,868
Buildings and Improvements	58,071
Total	62,939
Accumulated Depreciation	36,880
Malls | Knoxville Center, Knoxville, TN
Initial Cost
Land	5,006
Buildings and Improvements	21,617
Cost Capitalized Subsequent to Construction or Acquisition
Land	3,712
Buildings and Improvements	32,451
Gross Amounts At Which Carried At Close of Period
Land	8,718
Buildings and Improvements	54,068
Total	62,786
Accumulated Depreciation	34,704
Malls | Lima Mall, Lima, OH
Initial Cost
Land	7,659
Buildings and Improvements	35,338
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	13,812
Gross Amounts At Which Carried At Close of Period
Land	7,659
Buildings and Improvements	49,150
Total	56,809
Accumulated Depreciation	25,767
Malls | Lincolnwood Town Center, Lincolnwood (Chicago), IL
Initial Cost
Land	7,834
Buildings and Improvements	63,480
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	7,682
Gross Amounts At Which Carried At Close of Period
Land	7,834
Buildings and Improvements	71,162
Total	78,996
Accumulated Depreciation	45,561
Malls | Lindale Mall, Cedar Rapids, IA
Initial Cost
Land	14,106
Buildings and Improvements	58,286
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	6,063
Gross Amounts At Which Carried At Close of Period
Land	14,106
Buildings and Improvements	64,349
Total	78,455
Accumulated Depreciation	6,228
Malls | Longview Mall, Longview, TX
Initial Cost
Land	259
Buildings and Improvements	3,567
Cost Capitalized Subsequent to Construction or Acquisition
Land	124
Buildings and Improvements	9,252
Gross Amounts At Which Carried At Close of Period
Land	383
Buildings and Improvements	12,819
Total	13,202
Accumulated Depreciation	7,472
Malls | Maplewood Mall, St. Paul (Minneapolis), MN
Initial Cost
Land	17,119
Buildings and Improvements	80,758
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	24,267
Gross Amounts At Which Carried At Close of Period
Land	17,119
Buildings and Improvements	105,025
Total	122,144
Accumulated Depreciation	37,102
Malls | Markland Mall, Kokomo, IN
Initial Cost
Buildings and Improvements	7,568
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	17,008
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	24,576
Total	24,576
Accumulated Depreciation	13,219
Malls | Melbourne Square, Melbourne, FL
Initial Cost
Land	15,762
Buildings and Improvements	55,891
Cost Capitalized Subsequent to Construction or Acquisition
Land	4,160
Buildings and Improvements	30,434
Gross Amounts At Which Carried At Close of Period
Land	19,922
Buildings and Improvements	86,325
Total	106,247
Accumulated Depreciation	39,350
Malls | Mesa Mall, Grand Junction, CO
Real Estate and Accumulated Depreciation
Encumbrances	87,250
Initial Cost
Land	12,784
Buildings and Improvements	80,639
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,427
Gross Amounts At Which Carried At Close of Period
Land	12,784
Buildings and Improvements	82,066
Total	94,850
Accumulated Depreciation	8,639
Malls | Muncie Mall, Muncie, IN
Initial Cost
Land	172
Buildings and Improvements	5,776
Cost Capitalized Subsequent to Construction or Acquisition
Land	52
Buildings and Improvements	28,234
Gross Amounts At Which Carried At Close of Period
Land	224
Buildings and Improvements	34,010
Total	34,234
Accumulated Depreciation	20,382
Malls | Northlake Mall, Atlanta, GA
Initial Cost
Land	33,322
Buildings and Improvements	98,035
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	3,813
Gross Amounts At Which Carried At Close of Period
Land	33,322
Buildings and Improvements	101,848
Total	135,170
Accumulated Depreciation	73,019
Malls | Northwoods Mall, Peoria, IL
Initial Cost
Land	1,185
Buildings and Improvements	12,779
Cost Capitalized Subsequent to Construction or Acquisition
Land	2,164
Buildings and Improvements	38,469
Gross Amounts At Which Carried At Close of Period
Land	3,349
Buildings and Improvements	51,248
Total	54,597
Accumulated Depreciation	32,596
Malls | Oak Court Mall, Memphis, TN
Initial Cost
Land	15,673
Buildings and Improvements	57,304
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	9,556
Gross Amounts At Which Carried At Close of Period
Land	15,673
Buildings and Improvements	66,860
Total	82,533
Accumulated Depreciation	37,543
Malls | Orange Park Mall, Orange Park (Jacksonville), FL
Initial Cost
Land	12,998
Buildings and Improvements	65,121
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	42,553
Gross Amounts At Which Carried At Close of Period
Land	12,998
Buildings and Improvements	107,674
Total	120,672
Accumulated Depreciation	55,165
Malls | Paddock Mall, Ocala, FL
Initial Cost
Land	11,198
Buildings and Improvements	39,727
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	21,955
Gross Amounts At Which Carried At Close of Period
Land	11,198
Buildings and Improvements	61,682
Total	72,880
Accumulated Depreciation	26,719
Malls | Port Charlotte Town Center, Port Charlotte, FL
Real Estate and Accumulated Depreciation
Encumbrances	46,353
Initial Cost
Land	5,471
Buildings and Improvements	58,570
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	15,507
Gross Amounts At Which Carried At Close of Period
Land	5,471
Buildings and Improvements	74,077
Total	79,548
Accumulated Depreciation	40,124
Malls | Richmond Town Square, Richmond Heights (Cleveland), OH
Initial Cost
Land	2,600
Buildings and Improvements	12,112
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	56,081
Gross Amounts At Which Carried At Close of Period
Land	2,600
Buildings and Improvements	68,193
Total	70,793
Accumulated Depreciation	51,751
Malls | River Oaks Center, Calumet City (Chicago), IL
Initial Cost
Land	30,560
Buildings and Improvements	101,224
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	11,295
Gross Amounts At Which Carried At Close of Period
Land	30,560
Buildings and Improvements	112,519
Total	143,079
Accumulated Depreciation	53,968
Malls | Rolling Oaks Mall, San Antonio, TX
Initial Cost
Land	1,929
Buildings and Improvements	38,609
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	13,650
Gross Amounts At Which Carried At Close of Period
Land	1,929
Buildings and Improvements	52,259
Total	54,188
Accumulated Depreciation	31,736
Malls | Rushmore Mall, Rapid City, SD
Real Estate and Accumulated Depreciation
Encumbrances	94,000
Initial Cost
Land	18,839
Buildings and Improvements	67,364
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,183
Gross Amounts At Which Carried At Close of Period
Land	18,839
Buildings and Improvements	68,547
Total	87,386
Accumulated Depreciation	8,579
Malls | Southern Hills Mall, Sioux City, IA
Real Estate and Accumulated Depreciation
Encumbrances	101,500
Initial Cost
Land	15,025
Buildings and Improvements	75,984
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	727
Gross Amounts At Which Carried At Close of Period
Land	15,025
Buildings and Improvements	76,711
Total	91,736
Accumulated Depreciation	8,252
Malls | Southern Park Mall, Youngstown, OH
Initial Cost
Land	16,982
Buildings and Improvements	77,767
Cost Capitalized Subsequent to Construction or Acquisition
Land	97
Buildings and Improvements	27,091
Gross Amounts At Which Carried At Close of Period
Land	17,079
Buildings and Improvements	104,858
Total	121,937
Accumulated Depreciation	52,442
Malls | Sunland Park Mall, El Paso, TX
Real Estate and Accumulated Depreciation
Encumbrances	28,359
Initial Cost
Land	2,896
Buildings and Improvements	28,900
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	9,695
Gross Amounts At Which Carried At Close of Period
Land	2,896
Buildings and Improvements	38,595
Total	41,491
Accumulated Depreciation	25,827
Malls | Town Center at Aurora, Aurora (Denver), CO
Initial Cost
Land	9,959
Buildings and Improvements	56,832
Cost Capitalized Subsequent to Construction or Acquisition
Land	6
Buildings and Improvements	55,963
Gross Amounts At Which Carried At Close of Period
Land	9,965
Buildings and Improvements	112,795
Total	122,760
Accumulated Depreciation	57,703
Malls | Towne West Square, Wichita, KS
Real Estate and Accumulated Depreciation
Encumbrances	49,360
Initial Cost
Land	972
Buildings and Improvements	21,203
Cost Capitalized Subsequent to Construction or Acquisition
Land	61
Buildings and Improvements	12,647
Gross Amounts At Which Carried At Close of Period
Land	1,033
Buildings and Improvements	33,850
Total	34,883
Accumulated Depreciation	22,502
Malls | Valle Vista Mall, Harlingen, TX
Real Estate and Accumulated Depreciation
Encumbrances	40,000
Initial Cost
Land	1,398
Buildings and Improvements	17,159
Cost Capitalized Subsequent to Construction or Acquisition
Land	329
Buildings and Improvements	21,322
Gross Amounts At Which Carried At Close of Period
Land	1,727
Buildings and Improvements	38,481
Total	40,208
Accumulated Depreciation	24,142
Malls | Virginia Center Commons, Glen Allen, VA
Initial Cost
Land	9,764
Buildings and Improvements	50,547
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	26,584
Gross Amounts At Which Carried At Close of Period
Land	9,764
Buildings and Improvements	77,131
Total	86,895
Accumulated Depreciation	38,852
Malls | West Ridge Mall, Topeka, KS
Real Estate and Accumulated Depreciation
Encumbrances	64,794
Initial Cost
Land	5,453
Buildings and Improvements	34,148
Cost Capitalized Subsequent to Construction or Acquisition
Land	1,168
Buildings and Improvements	24,122
Gross Amounts At Which Carried At Close of Period
Land	6,621
Buildings and Improvements	58,270
Total	64,891
Accumulated Depreciation	33,298
Malls | Westminster Mall, Westminster (Los Angeles), CA
Initial Cost
Land	43,464
Buildings and Improvements	84,709
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	35,744
Gross Amounts At Which Carried At Close of Period
Land	43,464
Buildings and Improvements	120,453
Total	163,917
Accumulated Depreciation	51,246
Strip Centers | Arboretum, Austin, TX
Initial Cost
Land	7,640
Buildings and Improvements	36,774
Cost Capitalized Subsequent to Construction or Acquisition
Land	71
Buildings and Improvements	12,240
Gross Amounts At Which Carried At Close of Period
Land	7,711
Buildings and Improvements	49,014
Total	56,725
Accumulated Depreciation	21,046
Strip Centers | Bloomingdale Court, Bloomingdale (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances	25,164
Initial Cost
Land	8,422
Buildings and Improvements	26,184
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	13,429
Gross Amounts At Which Carried At Close of Period
Land	8,422
Buildings and Improvements	39,613
Total	48,035
Accumulated Depreciation	22,263
Strip Centers | Bowie Town Center Strip, Bowie (Washington, D.C.), MD
Initial Cost
Land	231
Buildings and Improvements	4,597
Gross Amounts At Which Carried At Close of Period
Land	231
Buildings and Improvements	4,597
Total	4,828
Accumulated Depreciation	1,854
Strip Centers | Charles Towne Square, Charleston, SC
Initial Cost
Buildings and Improvements	1,768
Cost Capitalized Subsequent to Construction or Acquisition
Land	370
Buildings and Improvements	10,636
Gross Amounts At Which Carried At Close of Period
Land	370
Buildings and Improvements	12,404
Total	12,774
Accumulated Depreciation	9,705
Strip Centers | Chesapeake Center, Chesapeake (Virginia Beach), VA
Initial Cost
Land	4,410
Buildings and Improvements	11,241
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	177
Gross Amounts At Which Carried At Close of Period
Land	4,410
Buildings and Improvements	11,418
Total	15,828
Accumulated Depreciation	7,622
Strip Centers | Concord Mills Marketplace, Concord (Charlotte), NC
Real Estate and Accumulated Depreciation
Encumbrances	16,000
Initial Cost
Land	8,036
Buildings and Improvements	21,167
Gross Amounts At Which Carried At Close of Period
Land	8,036
Buildings and Improvements	21,167
Total	29,203
Accumulated Depreciation	1,519
Strip Centers | Countryside Plaza, Countryside (Chicago), IL
Initial Cost
Land	332
Buildings and Improvements	8,507
Cost Capitalized Subsequent to Construction or Acquisition
Land	2,554
Buildings and Improvements	10,183
Gross Amounts At Which Carried At Close of Period
Land	2,886
Buildings and Improvements	18,690
Total	21,576
Accumulated Depreciation	10,215
Strip Centers | Dare Centre, Kill Devil Hills, NC
Initial Cost
Buildings and Improvements	5,702
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	649
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	6,351
Total	6,351
Accumulated Depreciation	2,157
Strip Centers | DeKalb Plaza, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances	2,377
Initial Cost
Land	1,955
Buildings and Improvements	3,405
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,348
Gross Amounts At Which Carried At Close of Period
Land	1,955
Buildings and Improvements	4,753
Total	6,708
Accumulated Depreciation	2,722
Strip Centers | Empire East, Sioux Falls, SD
Initial Cost
Land	3,350
Buildings and Improvements	10,552
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	2,368
Gross Amounts At Which Carried At Close of Period
Land	3,350
Buildings and Improvements	12,920
Total	16,270
Accumulated Depreciation	976
Strip Centers | Forest Plaza, Rockford, IL
Real Estate and Accumulated Depreciation
Encumbrances	17,733
Initial Cost
Land	4,132
Buildings and Improvements	16,818
Cost Capitalized Subsequent to Construction or Acquisition
Land	453
Buildings and Improvements	13,143
Gross Amounts At Which Carried At Close of Period
Land	4,585
Buildings and Improvements	29,961
Total	34,546
Accumulated Depreciation	14,616
Strip Centers | Gateway Centers, Austin, TX
Initial Cost
Land	24,549
Buildings and Improvements	81,437
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	13,282
Gross Amounts At Which Carried At Close of Period
Land	24,549
Buildings and Improvements	94,719
Total	119,268
Accumulated Depreciation	33,797
Strip Centers | Greenwood Plus, Greenwood (Indianapolis), IN
Initial Cost
Land	1,129
Buildings and Improvements	1,792
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	4,655
Gross Amounts At Which Carried At Close of Period
Land	1,129
Buildings and Improvements	6,447
Total	7,576
Accumulated Depreciation	3,725
Strip Centers | Henderson Square, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances	13,301
Initial Cost
Land	4,223
Buildings and Improvements	15,124
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	838
Gross Amounts At Which Carried At Close of Period
Land	4,223
Buildings and Improvements	15,962
Total	20,185
Accumulated Depreciation	4,883
Strip Centers | Highland Lakes Center, Orlando, FL
Initial Cost
Land	7,138
Buildings and Improvements	25,284
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	2,102
Gross Amounts At Which Carried At Close of Period
Land	7,138
Buildings and Improvements	27,386
Total	34,524
Accumulated Depreciation	22,367
Strip Centers | Keystone Shoppes, Indianapolis, IN
Initial Cost
Buildings and Improvements	4,232
Cost Capitalized Subsequent to Construction or Acquisition
Land	2,118
Buildings and Improvements	2,797
Gross Amounts At Which Carried At Close of Period
Land	2,118
Buildings and Improvements	7,029
Total	9,147
Accumulated Depreciation	2,500
Strip Centers | Lake Plaza, Waukegan (Chicago), IL
Initial Cost
Land	2,487
Buildings and Improvements	6,420
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,370
Gross Amounts At Which Carried At Close of Period
Land	2,487
Buildings and Improvements	7,790
Total	10,277
Accumulated Depreciation	4,533
Strip Centers | Lake View Plaza, Orland Park (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances	15,470
Initial Cost
Land	4,702
Buildings and Improvements	17,543
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	13,726
Gross Amounts At Which Carried At Close of Period
Land	4,702
Buildings and Improvements	31,269
Total	35,971
Accumulated Depreciation	17,600
Strip Centers | Lakeline Plaza, Cedar Park (Austin), TX
Real Estate and Accumulated Depreciation
Encumbrances	16,613
Initial Cost
Land	5,822
Buildings and Improvements	30,875
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	9,308
Gross Amounts At Which Carried At Close of Period
Land	5,822
Buildings and Improvements	40,183
Total	46,005
Accumulated Depreciation	18,728
Strip Centers | Lima Center, Lima, OH
Initial Cost
Land	1,781
Buildings and Improvements	5,151
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	8,959
Gross Amounts At Which Carried At Close of Period
Land	1,781
Buildings and Improvements	14,110
Total	15,891
Accumulated Depreciation	6,943
Strip Centers | Lincoln Crossing, O'Fallon (St. Louis), IL
Initial Cost
Land	674
Buildings and Improvements	2,192
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	893
Gross Amounts At Which Carried At Close of Period
Land	674
Buildings and Improvements	3,085
Total	3,759
Accumulated Depreciation	1,653
Strip Centers | MacGregor Village, Cary, NC
Initial Cost
Land	502
Buildings and Improvements	8,891
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	406
Gross Amounts At Which Carried At Close of Period
Land	502
Buildings and Improvements	9,297
Total	9,799
Accumulated Depreciation	2,556
Strip Centers | Mall of Georgia Crossing, Buford (Atlanta), GA
Real Estate and Accumulated Depreciation
Encumbrances	24,527
Initial Cost
Land	9,506
Buildings and Improvements	32,892
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,553
Gross Amounts At Which Carried At Close of Period
Land	9,506
Buildings and Improvements	34,445
Total	43,951
Accumulated Depreciation	16,120
Strip Centers | Markland Plaza, Kokomo, IN
Initial Cost
Land	206
Buildings and Improvements	738
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	6,328
Gross Amounts At Which Carried At Close of Period
Land	206
Buildings and Improvements	7,066
Total	7,272
Accumulated Depreciation	3,907
Strip Centers | Martinsville Plaza, Martinsville, VA
Initial Cost
Buildings and Improvements	584
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	461
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	1,045
Total	1,045
Accumulated Depreciation	846
Strip Centers | Matteson Plaza, Matteson (Chicago), IL
Initial Cost
Land	1,771
Buildings and Improvements	9,737
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	3,604
Gross Amounts At Which Carried At Close of Period
Land	1,771
Buildings and Improvements	13,341
Total	15,112
Accumulated Depreciation	8,081
Strip Centers | Muncie Towne Plaza, Muncie, IN
Real Estate and Accumulated Depreciation
Encumbrances	6,907
Initial Cost
Land	267
Buildings and Improvements	10,509
Cost Capitalized Subsequent to Construction or Acquisition
Land	87
Buildings and Improvements	2,777
Gross Amounts At Which Carried At Close of Period
Land	354
Buildings and Improvements	13,286
Total	13,640
Accumulated Depreciation	6,147
Strip Centers | New Castle Plaza, New Castle, IN
Initial Cost
Land	128
Buildings and Improvements	1,621
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,608
Gross Amounts At Which Carried At Close of Period
Land	128
Buildings and Improvements	3,229
Total	3,357
Accumulated Depreciation	1,876
Strip Centers | North Ridge Shopping Center, Raleigh, NC
Real Estate and Accumulated Depreciation
Encumbrances	12,500
Initial Cost
Land	385
Buildings and Improvements	12,826
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	1,524
Gross Amounts At Which Carried At Close of Period
Land	385
Buildings and Improvements	14,350
Total	14,735
Accumulated Depreciation	3,956
Strip Centers | Northwood Plaza, Fort Wayne, IN
Initial Cost
Land	148
Buildings and Improvements	1,414
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	2,151
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,565
Total	3,713
Accumulated Depreciation	2,336
Strip Centers | Palms Crossing, McAllen, TX
Real Estate and Accumulated Depreciation
Encumbrances	37,179
Initial Cost
Land	13,496
Buildings and Improvements	45,925
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	9,232
Gross Amounts At Which Carried At Close of Period
Land	13,496
Buildings and Improvements	55,157
Total	68,653
Accumulated Depreciation	15,868
Strip Centers | Richardson Square, Richardson (Dallas), TX
Initial Cost
Land	6,285
Cost Capitalized Subsequent to Construction or Acquisition
Land	990
Buildings and Improvements	15,021
Gross Amounts At Which Carried At Close of Period
Land	7,275
Buildings and Improvements	15,021
Total	22,296
Accumulated Depreciation	3,167
Strip Centers | Rockaway Commons, Rockaway (New York), NJ
Initial Cost
Land	5,149
Buildings and Improvements	26,435
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	8,443
Gross Amounts At Which Carried At Close of Period
Land	5,149
Buildings and Improvements	34,878
Total	40,027
Accumulated Depreciation	12,129
Strip Centers | Rockaway Town Plaza, Rockaway (New York), NJ
Initial Cost
Buildings and Improvements	18,698
Cost Capitalized Subsequent to Construction or Acquisition
Land	2,227
Buildings and Improvements	3,222
Gross Amounts At Which Carried At Close of Period
Land	2,227
Buildings and Improvements	21,920
Total	24,147
Accumulated Depreciation	6,157
Strip Centers | Shops at Arbor Walk, The, Austin, TX
Real Estate and Accumulated Depreciation
Encumbrances	42,020
Initial Cost
Buildings and Improvements	42,546
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	6,124
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	48,670
Total	48,670
Accumulated Depreciation	12,828
Strip Centers | Shops at North East Mall, The, Hurst (Dallas), TX
Initial Cost
Land	12,541
Buildings and Improvements	28,177
Cost Capitalized Subsequent to Construction or Acquisition
Land	402
Buildings and Improvements	5,835
Gross Amounts At Which Carried At Close of Period
Land	12,943
Buildings and Improvements	34,012
Total	46,955
Accumulated Depreciation	18,837
Strip Centers | St. Charles Towne Plaza, Waldorf (Washington, D.C.), MD
Initial Cost
Land	8,216
Buildings and Improvements	18,993
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	4,477
Gross Amounts At Which Carried At Close of Period
Land	8,216
Buildings and Improvements	23,470
Total	31,686
Accumulated Depreciation	13,191
Strip Centers | Tippecanoe Plaza, Lafayette, IN
Initial Cost
Buildings and Improvements	745
Cost Capitalized Subsequent to Construction or Acquisition
Land	234
Buildings and Improvements	5,298
Gross Amounts At Which Carried At Close of Period
Land	234
Buildings and Improvements	6,043
Total	6,277
Accumulated Depreciation	3,784
Strip Centers | University Center, Mishawaka, IN
Initial Cost
Land	2,119
Buildings and Improvements	8,365
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	3,103
Gross Amounts At Which Carried At Close of Period
Land	2,119
Buildings and Improvements	11,468
Total	13,587
Accumulated Depreciation	9,047
Strip Centers | University Town Plaza, Pensacola, FL
Initial Cost
Land	6,009
Buildings and Improvements	26,945
Gross Amounts At Which Carried At Close of Period
Land	6,009
Buildings and Improvements	26,945
Total	32,954
Accumulated Depreciation	811
Strip Centers | Washington Plaza, Indianapolis, IN
Initial Cost
Land	263
Buildings and Improvements	1,833
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	2,742
Gross Amounts At Which Carried At Close of Period
Land	263
Buildings and Improvements	4,575
Total	4,838
Accumulated Depreciation	3,712
Strip Centers | Waterford Lakes Town Center, Orlando, FL
Initial Cost
Land	8,679
Buildings and Improvements	72,836
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	17,229
Gross Amounts At Which Carried At Close of Period
Land	8,679
Buildings and Improvements	90,065
Total	98,744
Accumulated Depreciation	46,600
Strip Centers | West Ridge Plaza, Topeka, KS
Initial Cost
Land	1,376
Buildings and Improvements	4,560
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	3,841
Gross Amounts At Which Carried At Close of Period
Land	1,376
Buildings and Improvements	8,401
Total	9,777
Accumulated Depreciation	3,758
Strip Centers | White Oaks Plaza, Springfield, IL
Real Estate and Accumulated Depreciation
Encumbrances	13,813
Initial Cost
Land	3,169
Buildings and Improvements	14,267
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	6,546
Gross Amounts At Which Carried At Close of Period
Land	3,169
Buildings and Improvements	20,813
Total	23,982
Accumulated Depreciation	9,581
Strip Centers | Wolf Ranch, Georgetown (Austin), TX
Initial Cost
Land	21,999
Buildings and Improvements	51,547
Cost Capitalized Subsequent to Construction or Acquisition
Buildings and Improvements	11,897
Gross Amounts At Which Carried At Close of Period
Land	21,999
Buildings and Improvements	63,444
Total	85,443
Accumulated Depreciation	19,338
Development Projects | Fairfield Town Center, Fairfield Town Center
Initial Cost
Land	5,354
Buildings and Improvements	4,435
Gross Amounts At Which Carried At Close of Period
Land	5,354
Buildings and Improvements	4,435
Total	$ 9,789